091-08461fm

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

RECEIVED

2010 MAY -7 PM 2:06

SEC / TM

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

10047087

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   BATS Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   See attached.
3. Class of New Derivative Securities Product:
   See attached.
4. Name of Underlying Instrument:
   See attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   See attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
   See attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   See attached.
8. Settlement Methodology of New Derivative Securities Product:
   Trades locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
   Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Tamara Schademann

Title: SVP, Chief Regulatory Officer

Telephone Number: (913) 815-7113

Manual Signature of Official Responsible for Form: Tamara Schademann

Date: May 6, 2010

Act	**Securities Exchange Act of 1934**
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY -7 2010

SEC 2449 (6-01)

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS EXCHANGE, INC.
PURSUANT TO UNLISTED TRADING PRIVILEGES COMMENCING ON MAY 5, 2010

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
CSLS	Corporation	Index-linked exchangeable notes	Credit Suisse Long/Short Liquid Index Exchange Traded Notes linked to the Credit Suisse Long/Short Liquid Index	Various world markets	Broad
UBR	Trust	Investment company units	ProShares Ultra MSCI Brazil	Various world markets	Broad
UMX	Trust	Investment company units	ProShares Ultra MSCI Mexico Investable Market	Various world markets	Broad
UPV	Trust	Investment company units	ProShares Ultra MSCI Europe	Various world markets	Broad
UXJ	Trust	Investment company units	ProShares Ultra MSCI Pacific ex-Japan	Various world markets	Broad
LATM	Trust	Investment company units	Market Vectors Latin America Small Cap ETF	Various world markets	Broad
SKOR	Trust	Investment company units	IQ South Korea Small Cap Exchange-Traded Fund	Various world markets	Broad
AXFN	Trust	Investment company units	iShares MSCI ACWI ex US Financials Sector Index Fund	Various world markets	Broad
EMFN	Trust	Investment company units	iShares MSCI Emerging Markets Financials Sector Index Fund	Various world markets	Broad
EMMT	Trust	Investment company units	iShares MSCI Emerging Markets Materials Sector Index Fund	Various world markets	Broad
EUFN	Trust	Investment company units	iShares MSCI Europe Financials Sector Index Fund	Various world markets	Broad
FEFN	Trust	Investment company units	iShares MSCI Far East Financials Sector Index Fund	Various world markets	Broad
FCV	Trust	Investment company units	FaithShares Catholic Values Fund	Various US markets	Broad
FMV	Trust	Investment company units	FaithShares Methodist Values Fund	Various US markets	Broad
FOC	Trust	Investment company units	FaithShares Christian Values Fund	Various US markets	Broad
GSO	Trust	Investment company units	GlobalShares FTSE All-World ex US Fund	Various world markets	Broad
GSW	Trust	Investment company units	GlobalShares FTSE All-World Fund	Various world markets	Broad
GSZ	Trust	Investment company units	GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund	Various world markets	Broad

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS EXCHANGE, INC.
PURSUANT TO UNLISTED TRADING PRIVILEGES COMMENCING ON MAY 5, 2010

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
TWOL	Trust	Investment company units	Direxion Daily 2-Year Treasury Bull 3X Shares	Various US markets	Narrow
TWOZ	Trust	Investment company units	Direxion Daily 2-Year Treasury Bear 3X Shares	Various US markets	Narrow

BATS
Making Markets Better®

RECEIVED
2010 MAY -7 PM 2:53
SEC / TM

May 6, 2010

Ms. Gail Jackson
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Form 19b-4(e) – BATS Exchange, Inc.

Ms. Jackson,

On behalf of BATS Exchange, Inc., enclosed please find an executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding twenty (20) derivative securities products that commenced trading on BATS Exchange on May 5, 2010. Please contact me or Anders Franzon (913.815.7154) if you have any questions in connection with this matter.

Sincerely,

Tamara Schademann

Tamara Schademann
SVP, Chief Regulatory Officer
913.815.7113

Act	**Securities Exchange Act of 1934**
Section	**19b-4**
Rule	**19b-4(e)**
Public Availability:	MAY - 7 2010

TEL. 913.815.7000 | FAX. 913.815.7119 | 8050 MARSHALL DRIVE, SUITE 120 | LENEXA, KS 66214-1585 | BATSTRADING.COM